Vanguard Emerging Markets Stock Index Fund Annual Fund Operating Expenses - Institutional Prospectus [Member] - Vanguard Emerging Markets Stock Index Fund	Oct. 31, 2025
Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.03%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.06%	[1]
Institutional Plus Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.02%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.05%	[1]

[1]	The expense information shown in the table has been restated to reflect current fees.